SCHEDULE OF SHARE BASED COMPENSATION OF SHARE OPTIONS AND CLASS A RESTRICTED SHARE UNITS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	¥ 1,889	¥ 60,530
Share Options and Class A Restricted Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	46,430	160,027
Share Options and Class A Restricted Share Units [Member] | Cost of Sale [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total		7,711
Share Options and Class A Restricted Share Units [Member] | Selling and Marketing Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	11,457	40,445
Share Options and Class A Restricted Share Units [Member] | General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	15,032	49,084
Share Options and Class A Restricted Share Units [Member] | Research and Development Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	¥ 19,941	¥ 62,787